FINANCIAL INSTRUMENTS (Changes in the fair values of the asset with Level 3 valuation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2013	Feb. 10, 2011
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance as at December 31, 2014	$ 73,656
Balance on sale of notes at May 29, 2015	199,594	$ 73,656
Significant Unobservable Inputs (Level 3) [Member] | Recurring Basis [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance as at December 31, 2014	23,743
Interest income, receivable in form of unlisted second lien loan notes - see (a) below	2,182
Balance on sale of notes at May 29, 2015		$ 23,743
Interest Income [Member] | Significant Unobservable Inputs (Level 3) [Member] | Recurring Basis [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Interest income, receivable in form of unlisted second lien loan notes - see (a) below	$ 2,200
3.75% Senior Unsecured Convertible Bonds Due 2016 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Interest rate					3.75%
US dollar 350 Million Senior Unsecured Convertible Bonds Due 2018 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Interest rate				3.25%
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Concentration risk, percentage	33.00%	37.00%	38.00%